Investments in subsidiaries - Investments in subsidiaries (commentary) (Details) - HSBC Holdings - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Increase through new capital injections		$ 3,721	$ 65,222
Impairment (reversal of impairment) of subsidiaries	[1]	2,562	(2,064)	$ 63
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Impairment (reversal of impairment) of subsidiaries		$ 2,475	$ (2,200)

[1]	The 2019 year includes $2,475m impairment of HSBC Overseas Holdings (UK) Limited (2018: reversal of $2,200m).